United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L Legg, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – March 31, 2010

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

March 31, 2010 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-88.0%
CONSUMER DISCRETIONARY-9.8%
	Apparel Retail-1.3%
15,000	Gymboree Corp.(1)	$774,450

	Auto Parts & Equipment-5.2%
40,000	BorgWarner, Inc.(1)	1,527,200
35,000	Fuel Systems Solutions, Inc.(1)	1,118,600
20,000	Gentex Corp.	388,400

		3,034,200
	Automobile Manufacturers-1.1%
50,000	Ford Motor Co.(1)	628,500

	Movies & Entertainment-1.6%
30,000	Cinemark Holdings, Inc.	550,200
10,000	DreamWorks Animation SKG, Inc.(1)	393,900

		944,100
	Textiles-0.6%
100,000	Unifi, Inc.(1)	364,000

TOTAL CONSUMER DISCRETIONARY		5,745,250

CONSUMER STAPLES-2.9%
	Food Retail-2.9%
55,000	Casey’s General Stores, Inc.	1,727,000

TOTAL CONSUMER STAPLES		1,727,000

ENERGY-3.2%
	Oil & Gas Equipment & Services-2.2%
20,000	Oceaneering International, Inc.(1)	1,269,800

	Oil & Gas Exploration & Production-1.0%
75,000	SandRidge Energy, Inc.(1)	577,500

TOTAL ENERGY		1,847,300

FINANCIALS-9.7%
	Asset Management & Custody Banks-4.7%
55,000	AllianceBernstein Holding LP	1,686,300
90,000	Fifth Street Finance Corp.	1,044,900

		2,731,200
	Property & Casualty Insurance-1.1%
75,000	Hallmark Financial Services, Inc.(1)	675,000

	Regional Banks-1.9%
30,000	Wintrust Financial Corp.	1,116,300

	Reinsurance-1.3%
10,000	Arch Capital Group, Ltd.(1)	762,500

	Thrifts and Mortgages-0.7%
30,000	First Niagara Financial Group, Inc.	426,600

TOTAL FINANCIALS		5,711,600

HEALTH CARE-18.1%
	Health Care Equipment-8.8%
95,000	Alphatec Holdings, Inc.(1)	605,150
125,000	ATS Medical, Inc.(1)	325,000
10,000	Conmed Corp.(1)	238,100
30,000	ev3, Inc.(1)	475,800
25,000	Exactech, Inc.(1)	524,250
20,000	Micrus Endovascular Corp.(1)	394,400
50,000	Mindray Medical International, Ltd., ADR	1,821,000
25,000	SonoSite, Inc.(1)	802,750

		5,186,450
	Health Care Facilities-1.1%
35,000	Healthsouth Corp.(1)	654,500

	Health Care Services-1.0%
150,000	Continucare Corp.(1)	555,000

	Health Care Supplies-3.6%
6,000	Atrion Corp.	858,240
50,000	Neogen Corp.(1)	1,255,000

		2,113,240
	Life Sciences Tools & Services-3.6%
15,000	Life Technologies Corp.(1)	784,050
60,000	QIAGEN, N.V.(1)	1,379,400

		2,163,450

TOTAL HEALTH CARE		10,672,640

INDUSTRIALS-22.1%
	Aerospace & Defense-5.0%
15,000	Esterline Technologies Corp.(1)	741,450
5,000	HEICO Corp.	257,500
55,000	Moog, Inc., Class A(1)	1,948,100

		2,947,050
	Airlines-1.9%
50,000	Continental Airlines, Inc.(1)	1,098,500

	Construction & Engineering-2.5%
20,000	Chicago Bridge & Iron Co., N.V.(1)	465,200
20,000	URS Corp.(1)	992,200

		1,457,400
	Electrical Components & Equipment-6.6%
14,000	American Superconductor Corp.(1)	404,600
65,000	Harbin Electric, Inc.(1)	1,403,350
65,000	Woodward Governor Co.	2,078,700

		3,886,650
	Environmental & Facilities Services-3.4%
15,000	Stericycle, Inc.(1)	817,500
35,000	Waste Connections, Inc.(1)	1,188,600

		2,006,100
	Home Entertainment Software-1.4%
80,000	SRS Labs, Inc.(1)	795,200

	Industrial Conglomerates-1.3%
25,000	Raven Industries, Inc.	737,250

TOTAL INDUSTRIALS		12,928,150

INFORMATION TECHNOLOGY-13.5%
	Application Software-0.3%
10,000	Digimarc Corp.(1)	172,700
	Communications Equipment-2.2%
30,000	Ciena Corp.(1)	457,200
25,000	Comtech Telecommunications Corp.(1)	799,750

		1,256,950
	Computer Hardware-0.3%
20,000	3PAR, Inc.(1)	200,000

	Computer Storage & Peripherals-0.2%
15,000	Isilon Systems, Inc.(1)	129,150

	Data Processing & Outsourced Services-0.8%
10,000	Global Payments, Inc.	455,500

	Semiconductors-9.1%
70,000	Altera Corp.	1,701,700
25,000	Micrel, Inc.	266,500
160,000	MIPS Technologies, Inc.(1)	713,600
100,000	NVIDIA Corp.(1)	1,738,000
100,000	PMC - Sierra, Inc.(1)	892,000

		5,311,800
	Systems Software-0.6%
10,000	MICROS Systems, Inc.(1)	328,800

TOTAL INFORMATION TECHNOLOGY		7,854,900

MATERIALS-7.8%
	Commodity Chemicals-0.9%
30,000	Calgon Carbon Corp.(1)	513,600

	Paper Packaging-2.4%
50,000	Bemis Co., Inc	1,436,000

	Specialty Chemicals-0.4%
10,000	Nalco Holding Co.	243,300

	Steel-4.1%
125,000	Gerdau Ameristeel Corp.	978,750
80,000	Steel Dynamics, Inc.	1,397,600

		2,376,350

TOTAL MATERIALS		4,569,250

UTILITIES-0.9%
	Electric Utilities-0.9%
10,000	ITC Holdings Corp.	550,000

TOTAL UTILITIES		550,000

TOTAL COMMON STOCKS (identified cost $42,136,561)		51,606,090

EXCHANGE TRADED FUNDS-2.3%
52,000	SPDR KBW Regional Banking ETF	1,363,440

TOTAL EXCHANGE TRADED FUNDS (identified cost $1,112,084)		1,363,440

SHORT TERM INVESTMENTS-4.2%
	Mutual Funds-0.8%
475,572	Federated Prime Obligations Fund, Institutional Shares
	7-Day Yield 0.106% (at net asset value)	475,572

	U.S. Treasury Bills-3.4%
$1,500,000	0.842%, 6/24/2010, DN	1,499,562
500,000	1.065%, 7/22/2010, DN	499,764

		1,999,326
TOTAL SHORT TERM INVESTMENTS (identified cost $2,474,917)		2,474,898

TOTAL INVESTMENTS-94.5% (identified cost $45,723,562)		55,444,428
OTHER ASSETS AND LIABILITIES-NET(2)-5.5%		3,202,534

NET ASSETS-100.0%		$58,646,962

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2010.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

DN - Discount Note

ETF - Exchange Traded Fund

LP - Limited Partnership

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability company.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

March 31, 2010 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-81.6%
CONSUMER DISCRETIONARY-6.1%
	Auto Parts & Equipment-1.8%
115,000	BorgWarner, Inc.(1)	$4,390,700

	Automobile Manufacturers-1.0%
200,000	Ford Motor Co.(1)	2,514,000

	Computer & Electronics Retail-0.6%
35,000	Best Buy Co., Inc.	1,488,900

	Home Improvement Retail-1.5%
150,000	Lowe’s Cos., Inc.	3,636,000

	Restaurants-1.2%
45,000	McDonald’s Corp.	3,002,400

TOTAL CONSUMER DISCRETIONARY		15,032,000

CONSUMER STAPLES-8.4%
	Drugs Retail-1.7%
115,000	CVS Caremark Corp.	4,204,400

	Hypermarkets & Super Centers-2.5%
110,000	Wal-Mart Stores, Inc.	6,116,000

	Packaged Foods & Meats-0.9%
50,000	H.J. Heinz Co.	2,280,500

	Personal Products-1.4%
100,000	Avon Products, Inc.	3,387,000

	Soft Drinks -1.9%
85,000	The Coca-Cola Co.	4,675,000

TOTAL CONSUMER STAPLES		20,662,900

ENERGY-5.0%
	Integrated Oil & Gas-2.9%
50,000	Chevron Corp.	3,791,500
40,000	Occidental Petroleum Corp.	3,381,600

		7,173,100
	Oil & Gas Drilling-0.5%
55,000	Nabors Industries, Ltd.(1)	1,079,650

	Oil & Gas Equipment & Services-1.6%
30,000	Oceaneering International, Inc.(1)	1,904,700
125,000	Weatherford International, Ltd.(1)	1,982,500

		3,887,200

TOTAL ENERGY		12,139,950

FINANCIALS-11.5%
	Asset Management & Custody Banks-2.4%
140,000	AllianceBernstein Holding LP	4,292,400
50,000	The Bank of New York Mellon Corp.	1,544,000

		5,836,400
	Diversified Banks-5.6%
165,000	JP Morgan Chase & Co.	7,383,750
60,000	The Toronto-Dominion Bank	4,474,800
60,000	Wells Fargo & Co.	1,867,200

		13,725,750
	Life & Health Insurance-1.5%
85,000	MetLife, Inc.	3,683,900

	Other Diversified Financial Services-0.5%
300,000	Citigroup, Inc.(1)	1,215,000

	Property & Casualty Insurance-1.5%
70,000	ACE, Ltd.	3,661,000

TOTAL FINANCIALS		28,122,050

HEALTH CARE-11.0%
	Biotechnology-1.0%
40,000	Amgen, Inc.(1)	2,390,400

	Health Care Equipment-3.2%
60,000	Baxter International, Inc.	3,492,000
35,000	Exactech, Inc.(1)	733,950
100,000	Mindray Medical International, Ltd., ADR	3,642,000

		7,867,950
	Life Sciences Tools & Services-1.2%
130,000	QIAGEN, N.V.(1)	2,988,700

	Pharmaceuticals-5.6%
175,000	Bristol-Myers Squibb Co.	4,672,500
40,000	Johnson & Johnson	2,608,000
100,000	Teva Pharmaceutical Industries, Ltd., ADR	6,308,000

		13,588,500

TOTAL HEALTH CARE		26,835,550

INDUSTRIALS-15.1%
	Aerospace & Defense-4.2%
20,000	The Boeing Co.	1,452,200
90,000	Honeywell International, Inc.	4,074,300
130,000	MOOG, Inc., Class A(1)	4,604,600

		10,131,100
	Construction & Engineering-1.0%
50,000	URS Corp.(1)	2,480,500

	Construction & Farm Machinery-2.9%
120,000	Deere & Co.	7,135,200

	Electrical Components & Equipment-4.9%
170,000	Emerson Electric Co.	8,557,800
110,000	Woodward Governor Co.	3,517,800

		12,075,600
	Environmental & Facilities Services-1.3%
40,000	Stericycle, Inc.(1)	2,180,000
30,000	Waste Connections, Inc.(1)	1,018,800

		3,198,800
	Industrial Conglomerates-0.8%
100,000	General Electric Co.	1,820,000

TOTAL INDUSTRIALS		36,841,200

INFORMATION TECHNOLOGY-19.5%
	Communications Equipment-1.1%
75,000	Cisco Systems, Inc.(1)	1,952,250
20,000	QUALCOMM, Inc.	839,800

		2,792,050
	Computer Hardware-6.6%
25,000	Apple, Inc.(1)	5,873,250
80,000	International Business Machines Corp.	10,260,000

		16,133,250
	Electronic Manufacturing Services-0.7%
225,000	Flextronics International, Ltd.(1)	1,764,000

	Internet Software & Services-1.1%
100,000	eBay, Inc.(1)	2,695,000

	IT Consulting & Other Services-2.2%
130,000	Accenture, Ltd., Class A	5,453,500

	Semiconductors-4.5%
170,000	Intel Corp.	3,784,200
125,000	NVIDIA Corp.(1)	2,172,500
70,000	PMC - Sierra, Inc.(1)	624,400
175,000	Texas Instruments, Inc.	4,282,250

		10,863,350
	Systems Software-3.3%
40,000	McAfee, Inc.(1)	1,605,200
250,000	Oracle Corp.	6,422,500

		8,027,700

TOTAL INFORMATION TECHNOLOGY		47,728,850

MATERIALS-4.2%
	Commodity Chemicals-0.4%
50,000	Calgon Carbon Corp.(1)	856,000

	Diversified Chemicals-1.1%
70,000	EI du Pont de Nemours & Co.	2,606,800

	Fertilizers & Agricultural Chemicals-0.7%
15,000	Potash Corp. of Saskatchewan, Inc.	1,790,250

	Steel-2.0%
110,000	Nucor Corp.	4,991,800

TOTAL MATERIALS		10,244,850

UTILITIES-0.8%
	Multi-Utilities-0.8%
40,000	Sempra Energy	1,996,000

TOTAL UTILITIES		1,996,000

TOTAL COMMON STOCKS (identified cost $175,040,045)		199,603,350

CLOSED-END FUNDS-1.9%
150,000	Adams Express Co.	1,582,500
220,000	Morgan Stanley Emerging Markets Fund, Inc.	3,095,400

TOTAL CLOSED-END FUNDS (identified cost $3,764,656)		4,677,900

EXCHANGE TRADED FUNDS-6.9%
75,000	iShares MSCI Australia Index ETF	1,797,750
110,000	iShares MSCI South Korea Index ETF	5,500,000
115,000	iShares MSCI Switzerland Index ETF	2,661,100
50,000	SPDR KBW Bank ETF	1,290,500
40,000	SPDR KBW Regional Banking ETF	1,048,800
200,000	WisdomTree India Earnings ETF	4,666,000

TOTAL EXCHANGE TRADED FUNDS (identified cost $13,918,319)		16,964,150

U.S. GOVERNMENT AGENCY SECURITIES-1.9%
	Federal National Mortgage Association-1.9%
$4,500,000	5.987%, 6/21/2027	4,651,983

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $4,627,692)		4,651,983

SHORT TERM INVESTMENTS-5.5%
	Mutual Funds-1.8%
4,448,501	Federated Prime Obligations Fund, Institutional Shares
	7-Day Yield 0.106% (at net asset value)	4,448,501

	U.S. Treasury Bills-3.7%
5,000,000	0.842%, 6/24/2010, DN	4,998,540
4,000,000	1.065%, 7/22/2010, DN	3,998,108

		8,996,648
TOTAL SHORT TERM INVESTMENTS (identified cost $13,445,155)		13,445,149

TOTAL INVESTMENTS-97.8% (identified cost $210,795,867)		239,342,532
OTHER ASSETS AND LIABILITIES-NET(2)-2.2%		5,304,717

NET ASSETS-100.0%		$244,647,249

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2010.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

DN - Discount Note

ETF - Exchange Traded Fund

LP - Limited Partnership

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability company.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2010 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-56.8%
CONSUMER DISCRETIONARY-5.9%
	Auto Parts & Equipment-1.5%
20,000	BorgWarner, Inc.(1)	$763,600

	Automotive Retail-0.5%
6,500	Advance Auto Parts, Inc.	272,480

	Computer & Electronics Retail-0.5%
6,500	Best Buy Co., Inc.	276,510

	Department Stores-0.6%
7,500	Nordstrom, Inc.	306,375

	Home Improvement Retail-1.5%
13,500	Home Depot, Inc.	436,725
15,000	Lowe’s Cos., Inc.	363,600

		800,325
	Restaurants-1.3%
10,000	McDonald’s Corp.	667,200

TOTAL CONSUMER DISCRETIONARY		3,086,490

CONSUMER STAPLES-6.3%
	Drugs Retail-1.0%
15,000	CVS Caremark Corp.	548,400

	Household Products-1.4%
5,000	Kimberly-Clark Corp.	314,400
7,000	The Procter & Gamble Co.	442,890

		757,290
	Hypermarkets & Super Centers-1.2%
11,000	Wal-Mart Stores, Inc.	611,600

	Packaged Foods & Meats-1.4%
10,000	HJ Heinz Co.	456,100
10,000	Kraft Foods, Inc.	302,400

		758,500
	Soft Drinks -1.3%
12,000	The Coca-Cola Co.	660,000

TOTAL CONSUMER STAPLES		3,335,790

ENERGY-5.1%
	Coal & Consumable Fuels-0.4%
5,000	Peabody Energy Corp.	228,500

	Integrated Oil & Gas-1.5%
5,000	Chevron Corp.	379,150
5,000	Occidental Petroleum Corp.	422,700

		801,850
	Oil & Gas Drilling-0.7%
8,000	Ensco PLC, ADR	358,240

	Oil & Gas Equipment & Services-1.9%
12,000	Halliburton Co.	361,560
6,000	Oceaneering International, Inc.(1)	380,940
15,000	Weatherford International, Ltd.(1)	237,900

		980,400
	Oil & Gas Storage & Transportation-0.6%
28,000	El Paso Corp.	303,520

TOTAL ENERGY		2,672,510

FINANCIALS-5.7%
	Asset Management & Custody Banks-1.9%
12,000	AllianceBernstein Holding LP	367,920
15,000	The Bank of New York Mellon Corp.	463,200
12,500	Fifth Street Finance Corp.	145,125

		976,245
	Diversified Banks-2.7%
20,000	JPMorgan Chase & Co.	895,000
3,000	The Toronto-Dominion Bank	223,740
10,000	Wells Fargo & Co.	311,200

		1,429,940
	Mortgage REITS-0.5%
15,000	Annaly Capital Management, Inc.	257,700

	Regional Banks-0.3%
3,000	PNC Financial Services Group, Inc.	179,100

	Thrifts and Mortgages-0.3%
9,500	First Niagara Financial Group, Inc.	135,090

TOTAL FINANCIALS		2,978,075

HEALTH CARE-7.4%
	Biotechnology-0.7%
6,000	Celgene Corp.(1)	371,760

	Health Care Equipment-1.4%
9,000	Baxter International, Inc.	523,800
9,500	Micrus Endovascular Corp.(1)	187,340

		711,140
	Health Care Services-0.9%
7,500	Medco Health Solutions, Inc.(1)	484,200

	Pharmaceuticals-4.4%
5,000	Abbott Laboratories	263,400
36,500	Bristol-Myers Squibb Co.	974,550
7,000	Johnson & Johnson	456,400
10,000	Teva Pharmaceutical Industries, Ltd., ADR	630,800

		2,325,150

TOTAL HEALTH CARE		3,892,250

INDUSTRIALS-5.7%
	Aerospace & Defense-1.5%
4,500	The Boeing Co.	326,745
10,000	Honeywell International, Inc.	452,700

		779,445
	Construction & Engineering-0.8%
9,000	URS Corp.(1)	446,490

	Construction & Farm Machinery-1.1%
10,000	Deere & Co.	594,600

	Electrical Components & Equipment-1.4%
7,000	Cooper Industries, Ltd., Class A	335,580
8,000	Emerson Electric Co.	402,720

		738,300
	Human Resources & Employment Services-0.9%
15,000	Robert Half International, Inc.	456,450

TOTAL INDUSTRIALS		3,015,285

INFORMATION TECHNOLOGY-13.3%
	Communications Equipment-2.3%
30,000	Cisco Systems, Inc.(1)	780,900
10,000	QUALCOMM, Inc.	419,900

		1,200,800
	Computer Hardware-5.0%
4,500	Apple, Inc.(1)	1,057,185
8,000	Hewlett-Packard Co.	425,200
9,000	International Business Machines Corp.	1,154,250

		2,636,635
	Internet Software & Services-1.1%
1,000	Google, Inc., Class A(1)	567,010

	IT Consulting & Other Services-0.8%
10,000	Accenture, Ltd., Class A	419,500

	Semiconductors-1.9%
25,000	Intel Corp.	556,500
17,000	Texas Instruments, Inc.	415,990

		972,490
	Systems Software-2.2%
7,000	McAfee, Inc.(1)	280,910
35,000	Oracle Corp.	899,150

		1,180,060

TOTAL INFORMATION TECHNOLOGY		6,976,495

MATERIALS-3.8%
	Commodity Chemicals-0.3%
9,000	Calgon Carbon Corp.(1)	154,080

	Diversified Chemicals-0.6%
5,000	FMC Corp.	302,700

	Industrial Gases-1.6%
5,000	Air Products & Chemicals, Inc.	369,750
7,700	Airgas, Inc.	489,874

		859,624
	Steel-1.3%
11,000	Nucor Corp.	499,180
10,000	Steel Dynamics, Inc.	174,700

		673,880

TOTAL MATERIALS		1,990,284

TELECOMMUNICATION SERVICES-1.4%
	Integrated Telecommunication Services-1.0%
20,000	AT&T, Inc.	516,800

	Wireless Telecommunication Services-0.4%
10,000	Syniverse Holdings, Inc.(1)	194,700

TOTAL TELECOMMUNICATION SERVICES		711,500

UTILITIES-2.2%
	Electric Utilities-2.2%
12,000	American Electric Power Co., Inc	410,160
25,000	Duke Energy Corp.	408,000
2,200	Entergy Corp.	178,970
2,800	ITC Holdings Corp.	154,000

		1,151,130

TOTAL UTILITIES		1,151,130

TOTAL COMMON STOCKS (identified cost $25,341,176)		29,809,809

CLOSED-END FUNDS-0.5%
20,000	Morgan Stanley Emerging Markets Fund, Inc.	281,400

TOTAL CLOSED-END FUNDS (identified cost $236,588)		281,400

EXCHANGE TRADED FUNDS-5.4%
14,500	iShares MSCI Australia Index ETF	347,565
3,300	iShares MSCI EAFE Index Fund	184,800
7,000	iShares MSCI South Korea Index ETF	350,000
13,800	iShares MSCI Switzerland Index ETF	319,332
20,000	SPDR KBW Regional Banking ETF	524,400
15,000	Vanguard Emerging Markets ETF	632,700
20,000	WisdomTree India Earnings ETF	466,600

TOTAL EXCHANGE TRADED FUNDS (identified cost $2,274,624)		2,825,397

PREFERRED STOCKS-1.4%
	Diversified Financial Services-0.4%
10,000	General Electric Capital Corp., 5.875%	245,000

	Other Diversified Financial Services-0.5%
10,000	Bank of America Corp., Series J, 7.250%	245,500

	Regional Banks-0.5%
10,000	PNC Capital Trust E, 7.750%	260,400

TOTAL PREFERRED STOCKS (identified cost $770,086)		750,900

CORPORATE BONDS-16.6%
	Brewers-2.0%
$1,000,000	Anheuser-Busch Cos., Inc., Sr. Notes, 5.600%, 3/1/2017	1,062,280

	Communications Equipment-2.1%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,115,220

	Computer Hardware-2.2%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	563,573
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	616,596

		1,180,169
	Diversified Financial Services-1.0%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 5.200%, 2/1/2011	518,550

	Health Care Equipment-1.0%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	498,597

	Home Improvement Retail-1.9%
1,000,000	Home Depot, Inc., Sr. Unsecured Notes, 4.625%, 8/15/2010	1,014,652

	Integrated Telecommunication Services-1.9%
500,000	New Cingular Wireless Services, Inc., Sr. Unsecured Notes, 7.875%, 3/1/2011	532,228
450,000	Verizon New York, Inc., Sr. Unsecured Notes, 6.875%, 4/1/2012	490,212

		1,022,440
	Oil & Gas Exploration & Production-1.3%
605,000	XTO Energy, Inc., Sr. Unsecured Notes, 5.000%, 1/31/2015	656,463

	Railroads-1.0%
500,000	Union Pacific Corp., Sr. Unsecured Notes, 5.450%, 1/31/2013	542,164

	Regional Banks-1.0%
500,000	National City Corp., 4.000%, 2/1/2011	511,250

	Specialty Stores-1.2%
500,000	Staples, Inc., Sr. Unsecured Notes, 9.750%, 1/15/2014	606,657

TOTAL CORPORATE BONDS (identified cost $8,045,443)		8,728,442

COLLATERALIZED MORTGAGE OBLIGATIONS-2.3%
	Federal Home Loan Mortgage Corp. -1.4%
711,958	Series 2007-3354, Class FA,	711,425
	0.780%, 8/15/2037, REMIC

	Federal National Mortgage Association -0.9%
463,810	Series 2003-5, Class EL,
	5.000%, 8/25/2022, REMIC	486,598

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $1,172,085)		1,198,023

MORTGAGE BACKED SECURITIES-5.7%
	Federal Home Loan Mortgage Corp. -2.3%
403,028	Pool C90984, 6.000%, 8/1/2026	433,095
45,621	Pool E84004, 6.000%, 6/1/2016	49,391
669,792	Pool J08414, 5.500%, 8/1/2023	717,354

		1,199,840

	Federal National Mortgage Association -2.8%
340,959	Pool 254831, 5.000%, 8/1/2023	355,613
1,041,460	Pool 256041, 5.500%, 12/1/2025	1,104,859

		1,460,472

	Government National Mortgage Association-0.6%
307,563	4.500%, 7/20/2039	304,458

TOTAL MORTGAGE BACKED SECURITIES (identified cost $2,805,019)		2,964,770

U.S. GOVERNMENT AGENCY SECURITIES-4.3%
	Federal Home Loan Bank-1.8%
500,000	2.400%, 12/30/2014	500,346
450,000	5.250%, 06/10/2022	478,137

		978,483

	Federal National Mortgage Association-2.5%
300,000	3.250%, 9/25/2017	301,321
1,000,000	5.500%, 10/5/2029	998,145
		1,299,466

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $2,284,453)		2,277,949

MUNICIPAL BONDS-1.9%
	Alaska-1.0%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	500,300

	Virginia-0.9%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	496,650

TOTAL MUNICIPAL BONDS (identified cost $1,007,154)		996,950

SHORT TERM INVESTMENTS-2.3%
	Mutual Funds-2.3%
1,175,797	Federated Prime Obligations Fund, Institutional Shares
	7-Day Yield 0.106% (at net asset value)	1,175,797

TOTAL SHORT TERM INVESTMENTS (identified cost $1,175,797)		1,175,797

TOTAL INVESTMENTS-97.2% (identified cost $45,112,425)		51,009,437
OTHER ASSETS AND LIABILITIES-NET(2)-2.8%		1,480,454

NET ASSETS-100.0%		$52,489,891

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2010.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

REITS - Real Estate Investment Trusts

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

March 31, 2010 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS-25.3%
	Federal Home Loan Mortgage Corp. -19.5%
$2,115,071	Series 2003-2651, Class JB,
	5.000%, 1/15/2018, REMIC	$2,232,105
1,610,112	Series 2005-2926, Class AB,
	5.000%, 1/15/2019, REMIC	1,686,334
1,574,837	Series 2005-3000, Class FX,
	5.000%, 4/15/2035, REMIC	1,567,337
4,321,306	Series 2005-3005, Class EG,
	5.000%, 8/15/2021, REMIC	4,456,550
2,474,689	Series 2005-3042, Class DH,
	5.000%, 4/15/2024, REMIC	2,571,038
3,338,344	Series 2005-3044, Class HN,
	5.000%, 1/15/2024, REMIC	3,456,801
2,162,691	Series 2005-3051, Class MC,
	5.000%, 10/15/2024, REMIC	2,267,568
1,606,194	Series 2006-3197, Class AB,
	5.500%, 8/15/2013, REMIC	1,642,033
2,309,330	Series 2007-3282, Class JE,
	5.500%, 1/15/2026, REMIC	2,420,593
409,405	Series 2007-3342, Class FT,
	0.680%, 7/15/2037, REMIC	403,365
10,071,086	Series 2007-3349, Class FE,
	0.720%, 7/15/2037, REMIC	10,070,582
9,967,406	Series 2007-3354, Class FA,
	0.780%, 8/15/2037, REMIC	9,959,950
1,692,497	Series 2007-R013, Class AB,
	6.000%, 12/15/2021, REMIC	1,763,932
2,155,796	Series 2008-R016, Class AM,
	5.125%, 6/15/2018, REMIC	2,239,534
637,647	Series 2009-3540, Class KF,
	1.280%, 11/15/2036, REMIC	642,883

		47,380,605
	Federal National Mortgage Association -5.8%
2,009,844	Series 2003-5, Class EL,
	5.000%, 8/25/2022, REMIC	2,108,589
1,200,689	Series 2006-83, Class FG,
	0.746%, 9/25/2036, REMIC	1,202,995
3,429,516	Series 2007-85, Class FG,
	0.746%, 9/25/2037, REMIC	3,435,405
2,772,719	Series 2008-12, Class D,
	4.500%, 4/25/2036, REMIC	2,906,533
4,350,209	Series 2008-12, Class C,
	4.000%, 7/25/2035, REMIC	4,481,682

		14,135,204

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $60,174,753)		61,515,809

MORTGAGE BACKED SECURITIES-32.7%
	Federal Home Loan Mortgage Corp. -3.2%
4,331,445	Pool C90993, 5.500%, 10/1/2026	4,598,089
2,928,808	Pool G30387, 5.500%, 2/1/2028	3,108,053

		7,706,142

	Federal National Mortgage Association -29.5%
2,168,955	Pool 255582, 5.000%, 1/1/2025	2,260,344
2,792,739	Pool 255857, 5.500%, 8/1/2025	2,962,750
6,232,549	Pool 255994, 5.500%, 11/1/2025	6,611,962
9,112,775	Pool 256041, 5.500%, 12/1/2025	9,667,524
2,928,354	Pool 256083, 6.000%, 1/1/2026	3,142,680
1,451,906	Pool 256198, 5.500%, 4/1/2026	1,538,993
3,839,409	Pool 256272, 5.500%, 6/1/2026	4,069,700
4,509,886	Pool 256275, 6.000%, 6/1/2026	4,821,132
1,338,799	Pool 256311, 6.000%, 7/1/2026	1,431,195
4,755,889	Pool 256351, 6.000%, 8/1/2026	5,084,112
4,325,454	Pool 256456, 5.500%, 9/1/2026	4,584,899
2,478,141	Pool 256555, 5.500%, 1/1/2027	2,626,783
2,834,942	Pool 256751, 5.500%, 6/1/2027	3,003,582
2,895,815	Pool 256752, 6.000%, 6/1/2027	3,090,523
2,836,859	Pool 256803, 6.000%, 7/1/2027	3,027,603
3,521,840	Pool 256852, 6.000%, 8/1/2027	3,758,642
3,339,580	Pool 257132, 5.000%, 3/1/2028	3,473,470
3,291,293	Pool 831505, 5.500%, 4/1/2026	3,488,708
3,220,666	Pool 972080, 5.000%, 2/1/2023	3,399,223

		72,043,825

TOTAL MORTGAGE BACKED SECURITIES (identified cost $74,899,252)		79,749,967

U.S. GOVERNMENT AGENCY SECURITIES-31.4%
	Federal Agricultural Mortgage Corp.-1.3%
3,000,000	5.125%, 4/19/2017(1)	3,140,721

	Federal Home Loan Mortgage Corp.-1.2%
3,000,000	5.300%, 5/12/2020	3,015,012

	Federal National Mortgage Association-28.9%
5,000,000	6.000%, 3/9/2020	5,328,100
3,000,000	5.550%, 5/18/2020	3,019,500
12,000,000	5.875%, 4/26/2021	12,566,520
5,000,000	5.780%, 6/7/2022	5,355,200
5,000,000	5.125%, 8/19/2024	5,163,655
3,000,000	4.500%, 11/19/2024	3,017,082
2,400,000	5.800%, 2/9/2026	2,481,139
1,500,000	6.125%, 8/17/2026	1,576,969
7,500,000	5.945%, 6/7/2027	7,984,673
5,990,000	6.318%, 6/15/2027	6,436,357
2,000,000	5.953%, 6/21/2027	2,109,566
5,000,000	6.317%, 6/21/2027	5,062,775
10,000,000	5.987%, 6/21/2027	10,337,740

		70,439,276

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (identified cost $76,350,875)		76,595,009

MUNICIPAL BONDS-7.9%
	Alaska-0.4%
880,000	Alaska, Municipal Bond Bank Authority Taxable Revenue Bonds,
	Series B-1, 5.993%, 9/1/2025	886,010

	Arizona-0.4%
1,000,000	Maricopa County, Elementary School District No. 3-Tempe, General Obligation Build America Bonds,
	Series A, 6.000%, 7/1/2026	1,018,260

	Colorado-0.4%
1,000,000	Metropolitan State College of Denver, Institutional Enterprise Revenue Build America Bonds,
	5.460%, 12/1/2023	978,290

	Illinois-1.0%
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds,
	Series E, 6.100%, 12/1/2021	471,749
1,000,000	Peoria Public Building Commission, School District Facilities Revenue Build America Bonds,
	6.140%, 12/1/2025	993,940
1,000,000	Will Grundy Etc Counties Community College District No. 525, General Obligation Build America Bonds,
	6.650%, 1/1/2026	1,060,310

		2,525,999

	Indiana-0.2%
470,000	Indiana Bond Bank Special Project Revenue Bonds,
	Series C, 5.600%, 2/1/2025	462,988

	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System Revenue Bonds,
	Series A, 5.300%, 7/1/2026	449,474
	Johnson County Unified School District No. 232 De Soto, General Obligation Build America Bonds:
200,000	5.400%, 9/1/2022	205,548
380,000	5.500%, 9/1/2023	391,681
300,000	Sedgwick County Unified School District No. 265 Goddard, General Obligation Build America Bonds,
	6.050%, 10/1/2024	306,948

		1,353,651

	Kentucky-0.6%
500,000	Lexington-Fayette Urban County Government, General Obligation Pension Funding Bonds,
	Series B, 5.750%, 2/1/2025	509,750
500,000	Nelson County School District Finance Corp., School Building Revenue Build America Bonds,
	5.300%, 12/1/2024	495,945
500,000	Nelson County School District Finance Corp., School Building Revenue Build American Bonds,
	5.500%, 12/1/2025	501,820

		1,507,515

	Michigan-0.3%
825,000	Grand Rapids Community College, General Obligation Build America Bonds,
	5.990%, 5/1/2023	829,538

	Minnesota-0.2%
500,000	Lake City Independent School District No. 813 Minnesota, General Obligation Build America Bonds,
	5.200%, 2/1/2026	496,765

	Ohio-1.5%
1,250,000	American Municipal Power-Ohio, Inc., Hydroelectric Revenue Build America Bonds,
	5.964%, 2/15/2024	1,242,212
500,000	County of Cuyahoga, General Obligation Variable Purpose Build America Bonds,
	5.392%, 12/1/2025	502,170
900,000	Findlay City School District, General Obligation Build America Bonds,
	Series B, 5.450%, 12/1/2024	908,676

1,000,000	Franklin County, Convention Facilities Authority Build America Bonds,
	5.550%, 12/1/2024	998,930

		3,651,988

	Pennslyvania-0.4%
1,000,000	County of Montgomery, General Obligation Build America Bonds,
	5.050%, 9/1/2025	994,660

	South Dakota-0.5%
1,325,000	City of Sioux Falls, Sales Tax Revenue Bonds,
	5.500%, 11/15/2025	1,311,246

	Tennessee-0.7%
	City of Kingsport, General Obligation Build America Bonds:
500,000	5.000%, 3/1/2024	493,570
1,105,000	5.250%, 3/1/2026	1,086,237

		1,579,807

	Utah-0.2%
500,000	County of Utah, Excise Tax Revenue Build America Bonds,
	Series B, 6.120%, 12/1/2023	506,125
	West Viginia-0.5%
1,105,000	City of Morgantown, Build America Revenue Bonds,
	5.375%, 12/1/2024	1,092,237

TOTAL MUNICIPAL BONDS (identified cost $19,452,660)		19,195,079

SHORT TERM INVESTMENTS-2.2%

	Mutual Funds-2.2%
5,466,360	Federated Prime Obligations Fund, Institutional Shares
	7-Day Yield 0.106% (at net asset value)	5,466,360

TOTAL SHORT TERM INVESTMENTS (identified cost $5,466,360)		5,466,360

TOTAL INVESTMENTS-99.5% (identified cost $236,343,900)		242,522,224
OTHER ASSETS AND LIABILITIES-NET(2)-0.5%		1,338,837

NET ASSETS-100.0%		$243,861,061

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $3,140,721 or 1.3% of net assets.

(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2010.

The following acronyms are used throughout this portfolio:

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2010 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS-96.5%
	Idaho-1.0%
$835,000	Idaho Housing & Finance Association Revenue Bonds,
	4.375%, 7/1/2025	$828,988

	Illinois-1.3%
1,000,000	State of Illinois Revenue Bonds,
	5.000%, 6/15/2024	1,058,860

	Iowa-0.6%
500,000	Central Community School District of Clinton County Revenue Bonds,
	4.500%, 7/1/2024	490,180

	Kentucky-0.5%
425,000	Kentucky State Property & Buildings Commission Revenue Bonds (Agency Fund Project No. 81),
	5.000%, 11/1/2015	464,253

	North Dakota-1.2%
1,000,000	North Dakota Housing Finance Agency Revenue Bonds (Home Mortgage Finance Project),
	4.750%, 7/1/2026	1,002,900

	Pennslyvania-1.2%
150,000	Bedford Area School District General Obligation Unlimited Bonds,
	1.150%, 4/15/2011	150,260
500,000	Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pittsburgh Medical Center),
	3.150%, 5/15/2016	499,990
385,000	Smethport Area School District General Obligation Unlimited Bonds,
	2.000%, 11/15/2010	388,761

		1,039,011
	Texas-0.8%
675,000	Remington Municipal Utility District No. 1 General Obligation Unlimited Bonds,
	4.000%, 9/1/2021	671,922

	Virginia-1.1%
125,000	Virginia College Building Authority Educational Facilities Revenue Bonds,
	5.000%, 2/1/2011	129,720
765,000	Virginia Housing Development Authority Revenue Bonds,
	4.500%, 7/1/2024	768,458

		898,178
	West Viginia-88.8%
495,000	Berkeley County Building Commission Lease Revenue Bonds (County Facility Project),
	4.750%, 12/1/2019	484,105
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project),
	Series A, 4.700%, 12/1/2024, (NATL-RE)	827,294

	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
470,000	Series A, 4.700%, 10/1/2016	461,756
815,000	Series A, 5.000%, 10/1/2022	774,299
400,000	Series A, 4.650%, 10/1/2025	359,956
700,000	Series A, 4.650%, 3/1/2037	546,679
135,000	Series B, 4.800%, 10/1/2025	121,674
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools),
	5.000%, 5/1/2022, (FSA)	621,719
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	201,742
205,000	Series A, 3.600%, 10/1/2015	207,138
200,000	Series A, 3.800%, 10/1/2016	202,074
1,200,000	Charleston, West Virginia, Urban Renewal Authority Lease Revenue Bonds,
	5.300%, 12/15/2022	1,237,800
1,000,000	Clarksburg, West Virginia, Water Revenue Bonds,
	5.250%, 9/1/2019, (NATL-RE FGIC)	1,033,930
800,000	County of Greenbrier, West Virginia, Tax Increment Revenue Bonds,
	4.500%, 6/1/2013	787,736
	Fairmont State College, West Virginia, College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 6/1/2022	1,027,080
1,460,000	Series 2003-A, 5.000%, 6/1/2032	1,486,733
	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 7/1/2017, (AMBAC)	505,870
1,235,000	Series 1999, 5.000%, 7/1/2019, (AMBAC)	1,237,025
1,240,000	Grant County, West Virginia, County Commission Hospital Revenue Bonds (Grant Memorial Hospital),
	Series C, 5.350%, 10/1/2019, (FSA)	1,243,956
1,055,000	Kanawha County, West Virginia, Building Commission Revenue Bonds (Judicial Annex Lease),
	Series A, 5.000%, 12/1/2018	1,058,366
1,000,000	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools),
	5.000%, 5/1/2022, (NATL-RE)	1,078,260
1,000,000	Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power Co. Project),
	Series L, 5.500%, 10/1/2022	1,014,360
	Monongalia County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,085,000	6.000%, 5/1/2010, (NATL-RE)	1,089,036
1,135,000	6.000%, 5/1/2011, (NATL-RE)	1,195,212
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
1,150,000	Series A, 5.250%, 7/1/2020	1,195,735
500,000	Series A, 5.000%, 7/1/2030	488,760
525,000	Series A, 5.250%, 7/1/2035	526,145
500,000	Morgantown, West Virginia, Revenue Bonds,
	3.000%, 12/1/2016	506,020
	Ohio County, West Virginia, Board of Education General Obligation Unlimited Bonds:
705,000	5.000%, 6/1/2013	708,976
235,000	5.000%, 6/1/2013, (MBIA)	236,325
785,000	5.125%, 6/1/2018, (MBIA)	789,106
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	524,450
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	503,735

1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project),
	Series A, 5.375%, 12/1/2023	1,284,302
1,355,000	Raleigh, Fayette & Nicholas Counties, West Virginia, Special Obligation Bonds,
	6.250%, 8/1/2011	1,432,343
1,310,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health Systems, Inc.),
	Series A, 5.200%, 11/1/2015	1,356,479
355,000	Weirton, West Virginia, Municipal Hospital Building Commission Revenue Bonds (Weirton Medical Center),
	Series A, 5.250%, 12/1/2011	356,086
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
535,000	Series A, 4.800%, 6/1/2012	538,215
900,000	Series A, 6.125%, 6/1/2028	919,134
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,000,000	Series A, 5.250%, 7/1/2012, (AMBAC)	1,059,180
750,000	Series A, 5.375%, 7/1/2018	821,820
1,500,000	Series A, 5.375%, 7/1/2021, (AMBAC)	1,645,200
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public),
	Series A, 5.500%, 6/1/2016	1,044,620
500,000	Series A, 5.000%, 6/1/2026	509,450
700,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety),
	Series A, 5.000%, 6/1/2029	713,615
580,000	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection),
	4.750%, 11/1/2012	621,708
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	925,419
860,000	4.750%, 6/1/2022	868,952
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	264,324
150,000	Series A, 3.000%, 8/1/2015	150,363
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities),
	Series A, 5.000%, 3/1/2019	586,445
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia University Foundation Waterfront),
	Series B, 5.000%, 7/15/2022	1,022,130
395,000	West Virginia General Obligation Unlimited Bonds (Capital Appreciation Infrastructure),
	Series A, 5.000%, 11/1/2021(1)	243,928
500,000	West Virginia General Obligation Unlimited Bonds (State Road),
	5.000%, 6/1/2021	538,235
	West Virginia Higher Education Interim Governing Board University Revenue Bonds (Marshall University):
720,000	Series A, 5.000%, 5/1/2020	727,970
1,250,000	Series A, 5.000%, 5/1/2021	1,264,100
2,315,000	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities),
	Series B, 5.000%, 4/1/2018	2,453,761

2,000,000	West Virginia Higher Education Policy Commission Revenue Bonds (University Facilities),
	Series A, 5.000%, 4/1/2012	2,134,840
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home),
	5.500%, 3/1/2019	1,063,259
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCS Improvement),
	Series D, 5.375%, 6/1/2028	1,029,550
605,000	West Virginia Hospital Finance Authority Revenue Bonds (Charleston Medical Center),
	6.750%, 9/1/2022	626,586
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project),
	Series A, 4.500%, 6/1/2026	285,390
	West Virginia Housing Development Fund Revenue Bonds (Housing Finance):
900,000	Series A, 4.900%, 11/1/2014	906,615
1,000,000	Series A, 5.050%, 11/1/2014	1,001,500
1,000,000	Series A, 5.100%, 11/1/2015	1,001,410
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	467,532
450,000	4.250%, 7/1/2018	468,063
2,000,000	West Virginia School Building Authority Lottery Revenue Bonds (Capital Improvement),
	5.250%, 7/1/2012	2,163,360
	West Virginia University Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 4/1/2016, (MBIA)	1,124,390
430,000	Series A, 6.250%, 4/1/2025(1)	202,457
1,205,000	Series A, 5.855%, 4/1/2028(1)	466,202
500,000	Series B, 5.000%, 10/1/2021	531,100
1,000,000	Series C, 5.000%, 10/1/2026	1,042,360
1,275,000	Series C, 5.000%, 10/1/2027	1,325,286
1,000,000	Series C, 5.000%, 10/1/2034	997,190
500,000	Series C, 5.000%, 10/1/2034, (FSA)	505,595
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
400,000	Series A, 5.375%, 10/1/2015	409,952
2,000,000	Series A, 4.400%, 10/1/2018	2,016,180
985,000	Series A, 5.500%, 10/1/2020	1,010,108
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program),
	Series A, 4.750%, 10/1/2023	1,131,246
500,000	West Virginia Water Development Authority Water Development Revenue Bonds (Loan Program),
	Series A-1, 5.250%, 11/1/2023	521,880
	West Virginia Water Development Authority Water Development Revenue Bonds (Loan Program II):
1,000,000	Series A-II, 5.000%, 11/1/2025	1,033,310
900,000	Series A-II, 4.250%, 11/1/2026	885,249
500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	521,870
1,000,000	Series B, 5.000%, 11/1/2029	1,016,280
	West Virginia Development Authority Water Development Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (FSA)	528,050
1,000,000	Series B-IV, 5.125%, 11/1/2024	1,042,960
650,000	Series B-IV, 4.750%, 11/1/2035	634,927

	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 4.250%, 6/1/2026, (FSA)	502,665
500,000	Series A, 4.750%, 6/1/2036, (FSA)	506,355

		74,734,548
TOTAL MUNICIPAL BONDS (identified cost $79,532,746)		81,188,840

SHORT TERM INVESTMENTS-0.4%
	Mutual Funds-0.4%
386,623	Federated Prime Obligations Fund, Institutional Shares
	7-Day Yield 0.106% (at net asset value)	386,623

TOTAL SHORT TERM INVESTMENTS (identified cost $386,623)		386,623

TOTAL INVESTMENTS-96.9% (identified cost $79,919,369)		81,575,463
OTHER ASSETS AND LIABILITIES-NET(2)-3.1%		2,567,662

NET ASSETS-100.0%		$84,143,125

(1)	Zero coupon bond, reflects effective rate at time of purchase.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2010.

The following acronyms are used throughout this portfolio:

ARC - Auction Rate Certification

Insurers:

AMBAC - AMBAC Indemnity Corp.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Co.

NATL-RE - National Real Estate

RADIAN - Radian Asset Assurance, Inc.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

March 31, 2010 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income

WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund pays its own expenses.

2. Significant Accounting Policies

Investment Valuation

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America. The Funds have adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification TM (“ASC”), issued in June 2009.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•

Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•

With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•

Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

The Funds follow the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2010, in valuing the Funds’ investments carried at fair value:

Small Company Growth Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$51,606,090	$—	$—	$51,606,090
Exchange Traded Funds	1,363,440	—	—	1,363,440
Short Term Investments	475,572	1,999,326	—	2,474,898

TOTAL	$53,445,102	$1,999,326	$—	$55,444,428

Growth Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$199,603,350	$—	$—	$199,603,350
Closed End Funds	4,677,900	—	—	4,677,900
Exchange Traded Funds	16,964,150	—	—	16,964,150
U.S. Government Agency Securities	—	4,651,983	—	4,651,983
Short Term Investments	4,448,501	8,996,648	—	13,445,149

TOTAL	$225,693,901	$13,648,631	$—	$239,342,532

Balanced Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$29,809,809	$—	$—	$29,809,809
Closed End Funds	281,400	—	—	281,400
Exchange Traded Funds	2,825,397	—	—	2,825,397
Preferred Stocks	750,900	—	—	750,900
Corporate Bonds	—	8,728,442	—	8,728,442
Collateralized Mortgage Obligations	—	1,198,023	—	1,198,023
Mortgage Backed Securities	—	2,964,770	—	2,964,770
U.S. Government Agency Securities	—	2,277,949	—	2,277,949
Municipal Bonds	—	996,950	—	996,950
Short Term Investments	1,175,797		—	1,175,797

TOTAL	$34,843,303	$16,166,134	$—	$51,009,437

Government Bond Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations	$—	$61,515,809	$—	$61,515,809
Mortgage Backed Securities	—	79,749,967	—	79,749,967
U.S. Government Agency Securities	—	76,595,009	—	76,595,009
Municipal Bonds	—	19,195,079	—	19,195,079
Short Term Investments	5,466,360	–	—	5,466,360

TOTAL	$5,466,360	$234,055,864	$—	$242,522,224

West Virginia Municipal Bond Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$—	$81,188,840	$—	$81,188,840
Short Term Investments	386,623	—	—	386,623

TOTAL	$386,623	$81,188,840	$—	$81,575,463

For the three months ended March 31, 2010, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. Unrealized Appreciation/(Depreciation)

At March 31, 2010 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$46,445,214
Gross unrealized appreciation	9,814,585
Gross unrealized depreciation	(815,371)

Net unrealized appreciation	$8,999,214

Growth Fund
Aggregate tax cost	$210,701,451
Gross unrealized appreciation	33,830,747
Gross unrealized depreciation	(5,189,666)

Net unrealized appreciation	$28,641,081

Balanced Fund
Aggregate tax cost	$45,096,616
Gross unrealized appreciation	6,670,520
Gross unrealized depreciation	(757,699)

Net unrealized appreciation	$5,912,821

Government Bond Fund
Aggregate tax cost	$236,343,900
Gross unrealized appreciation	6,730,586
Gross unrealized depreciation	(552,262)

Net unrealized appreciation	$6,178,324

West Virginia Municipal Bond Fund
Aggregate tax cost	$79,799,854
Gross unrealized appreciation	2,116,510
Gross unrealized depreciation	(340,901)

Net unrealized appreciation	$1,775,609

4. Recently Issued Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of this pronouncement and determined no additional disclosure is required for this report.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 27, 2010

By:	/s/ David B. Ellwood
David B. Ellwood
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2010